Shareholder Report, Holdings (Details) - C000014130 [Member]	Jun. 30, 2024
Holdings [Line Items]
Percent of Total Investments	100.00%	[1]
Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	21.00%	[1]
Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%	[1]
Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%	[1]
Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%	[1]
Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[1]
Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[1]
Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.00%	[1]
Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%	[1]
Financials [Member]
Holdings [Line Items]
Percent of Total Investments	22.00%	[1]
Cash [Member]
Holdings [Line Items]
Percent of Total Investments	72.00%	[2]
Strategic [Member]
Holdings [Line Items]
Percent of Total Investments	90.60%
Financial [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
Friendly [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%
Stock with Fixed Exchange Ratio [Member]
Holdings [Line Items]
Percent of Total Investments	20.00%	[2]
Cash and Stock [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%	[2]

[1]	Percentage of total investments as of June 30, 2024.
[2]	Data expressed as a percentage of long common stock, corporate bonds and swap contract positions as of June 30, 2024.